MAL-SUMPRO-1-SUP-1

Summary Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	B	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y
Management Fees		None	None	None	None	None
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	None
Other Expenses		0.22	0.22	0.22	0.22	0.22%
Acquired Fund Fees and Expenses[2]		0.58	0.58	0.58	0.58	0.58
Total Annual Fund Operating Expenses		1.05	1.80	1.80	1.30	0.80

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$683	$866	$1,175	$1,919
Class C	$283	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

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You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762
Class B	$183	$566	$975	$1,919
Class C	$183	$566	$975	$2,116
Class R	$132	$412	$713	$1,568
Class Y	$82	$255	$444	$990

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

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MAL-SUMPRO-2-SUP-1

Summary Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R5 shares of the Fund listed below:

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5
Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.74

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$76	$237	$411	$918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

MAL-SUMPRO-2-SUP-1

MAL-SUMPRO-1-S-SUP-1

Summary Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:

Invesco Moderate Allocation Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	S
Management Fees		None
Distribution and/or Service (12b-1) Fees		0.15%
Other Expenses		0.22
Acquired Fund Fees and Expenses[1]		0.58
Total Annual Fund Operating Expenses		0.95

[1]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

MAL-SUMPRO-1-S-SUP-1